Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended					3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended								3 Months Ended	12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Nov. 07, 2012	May 20, 2013 Subsequent Event [Member]	May 04, 2013 2012 Equity Replacement Plan [Member]	Feb. 02, 2013 2012 Equity Replacement Plan [Member] D	Feb. 02, 2013 2012 Equity Replacement Plan [Member]	May 31, 2013 2012 Equity Replacement Plan [Member] Subsequent Event [Member]	Apr. 16, 2013 2012 Equity Replacement Plan [Member] Subsequent Event [Member]	Feb. 02, 2013 Stock Options [Member]	May 04, 2013 2012 Stock Option and 2012 Incentive Plan [Member]	Feb. 02, 2013 2012 Stock Option and 2012 Incentive Plan [Member]	Feb. 02, 2013 Stock Incentive Plans [Member]	May 04, 2013 Time-based unit [Member]	Apr. 28, 2012 Time-based unit [Member]	Feb. 02, 2013 Time-based unit [Member]	Jan. 28, 2012 Time-based unit [Member]	Jan. 29, 2011 Time-based unit [Member]	Feb. 02, 2013 Performance-based units [Member]	Feb. 02, 2013 Resale restrictions [Member] D	Feb. 02, 2013 Resale restrictions [Member] Stock Options [Member]	Feb. 02, 2013 Resale restriction after offer date [Member]	Feb. 02, 2013 Resale restriction after offer date [Member] Stock Options [Member]	May 04, 2013 Restricted stock [Member] 2012 Equity Replacement Plan [Member] D	Feb. 02, 2013 Restricted stock [Member] 2012 Equity Replacement Plan [Member] D	Feb. 02, 2013 Restricted stock units awards [Member] Stock Incentive Plans [Member] Board of Directors [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Shares vested period																	5 years		5 years								36 months	36 months
Non-cash compensation charge	$ 3,631,000	$ 387,000	$ 116,183,000	$ 1,557,000	$ 1,119,000					$ 39,100,000								$ 400,000	$ 1,100,000	$ 1,600,000	$ 1,100,000	$ 800,000
Resale restrictions period													20 years										20 years
Lapse of shares																							818,209	875,389	1,523,041	5,953,652
Common stock, value																							$ 46.50				$ 46.50	$ 46.50
Consecutive trading days									10														10				10	10
Shares received								1,331,548	1,331,548	1,331,548	748,159																1,331,548	1,331,548
Common stock, price per share									$ 31.00	$ 31.00																	$ 31.00	$ 31.00
Additional shares received									512,580			140,457															512,580	512,580
Initial public offering price, per share						$ 24.00	$ 50.00																				$ 24.00	$ 24.00
Mr. Friedman unvested stock	1,185,511		1,185,511
Restricted shares vested, issued								140,457	442,932	442,932
Non-cash compensation charge								3,400,000	12,500,000	10,600,000	26,500,000	3,400,000
Unrecognized compensation expense			500,000						16,400,000	16,400,000
Common stock shares issued			8,159,577										6,829,041			1,264,036													40,623
Exercise price per share																								$ 29.00		$ 46.50
Common stock, value, minimum													$ 50.75
Common stock, value, maximum													$ 111.25
Weighted-average exercise price			$ 41.41													$ 26.50
Unrecognized compensation expense															52,000,000
Total number of units issuable															11,900,671
Number of units available for future issuance															3,700,471
Aggregate intrinsic value of options outstanding														24,900,000	18,900,000
Aggregate intrinsic value of options vested or expected to vest														24,900,000	18,900,000
Aggregate intrinsic value of options exercisable														$ 24,100,000	$ 18,600,000
Weighted-average remaining contractual life of options exercisable														9 years 6 months	9 years 8 months 27 days
Unrecognized compensation expense related to unvested options period for recognition			3 years 9 months 18 days